Long-term Bank Loans - Additional Information (Detail) $ in Billions	May 15, 2018 TWD ($) Bank	May 16, 2016 TWD ($) Bank
Disclosure of detailed information about borrowings [Line Items]
Number of banks in syndicate | Bank	11	10
Syndicated loan [member]
Disclosure of detailed information about borrowings [Line Items]
Principal amount of loan | $	$ 12.0	$ 13.2
Maturity of loan	five years	five years